Credit risk concentrations (Details) - Credit Availability Concentration Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total Credit Exposure
Concentration Risk [Line Items]
Total gross exposure	$ 10,613,677	$ 9,865,124
Total Credit Exposure | Australia
Concentration Risk [Line Items]
Total gross exposure	220,871	170,956
Total Credit Exposure | Belgium
Concentration Risk [Line Items]
Total gross exposure	4,271	3,554
Total Credit Exposure | Bermuda
Concentration Risk [Line Items]
Total gross exposure	2,599,827	2,639,830
Total Credit Exposure | Canada
Concentration Risk [Line Items]
Total gross exposure	996,213	553,941
Total Credit Exposure | Cayman
Concentration Risk [Line Items]
Total gross exposure	1,374,424	1,195,198
Total Credit Exposure | Germany
Concentration Risk [Line Items]
Total gross exposure	107,412	0
Total Credit Exposure | Guernsey
Concentration Risk [Line Items]
Total gross exposure	993,377	979,833
Total Credit Exposure | Ireland
Concentration Risk [Line Items]
Total gross exposure	83,842	0
Total Credit Exposure | Japan
Concentration Risk [Line Items]
Total gross exposure	6,029	16,183
Total Credit Exposure | Jersey
Concentration Risk [Line Items]
Total gross exposure	61,997	7,219
Total Credit Exposure | Netherlands
Concentration Risk [Line Items]
Total gross exposure	0	410,461
Total Credit Exposure | New Zealand
Concentration Risk [Line Items]
Total gross exposure	23,463	6,174
Total Credit Exposure | Norway
Concentration Risk [Line Items]
Total gross exposure	57,900	1,204
Total Credit Exposure | Saint Lucia
Concentration Risk [Line Items]
Total gross exposure	0	29,400
Total Credit Exposure | Switzerland
Concentration Risk [Line Items]
Total gross exposure	4,510	8,015
Total Credit Exposure | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	13,540	14,466
Total Credit Exposure | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	2,634,823	2,926,151
Total Credit Exposure | United States
Concentration Risk [Line Items]
Total gross exposure	1,428,090	898,262
Total Credit Exposure | Other
Concentration Risk [Line Items]
Total gross exposure	3,088	4,277
Cash due from banks, resell agreements and short-term investments
Concentration Risk [Line Items]
Total gross exposure	4,309,670	3,910,733
Cash due from banks, resell agreements and short-term investments | Australia
Concentration Risk [Line Items]
Total gross exposure	220,871	170,956
Cash due from banks, resell agreements and short-term investments | Belgium
Concentration Risk [Line Items]
Total gross exposure	4,271	3,554
Cash due from banks, resell agreements and short-term investments | Bermuda
Concentration Risk [Line Items]
Total gross exposure	51,329	38,059
Cash due from banks, resell agreements and short-term investments | Canada
Concentration Risk [Line Items]
Total gross exposure	996,213	553,941
Cash due from banks, resell agreements and short-term investments | Cayman
Concentration Risk [Line Items]
Total gross exposure	29,480	55,360
Cash due from banks, resell agreements and short-term investments | Germany
Concentration Risk [Line Items]
Total gross exposure	107,412	0
Cash due from banks, resell agreements and short-term investments | Guernsey
Concentration Risk [Line Items]
Total gross exposure	1	4
Cash due from banks, resell agreements and short-term investments | Ireland
Concentration Risk [Line Items]
Total gross exposure	83,842	0
Cash due from banks, resell agreements and short-term investments | Japan
Concentration Risk [Line Items]
Total gross exposure	6,029	16,183
Cash due from banks, resell agreements and short-term investments | Jersey
Concentration Risk [Line Items]
Total gross exposure	0	0
Cash due from banks, resell agreements and short-term investments | Netherlands
Concentration Risk [Line Items]
Total gross exposure	0	410,461
Cash due from banks, resell agreements and short-term investments | New Zealand
Concentration Risk [Line Items]
Total gross exposure	23,463	6,174
Cash due from banks, resell agreements and short-term investments | Norway
Concentration Risk [Line Items]
Total gross exposure	57,900	1,204
Cash due from banks, resell agreements and short-term investments | Saint Lucia
Concentration Risk [Line Items]
Total gross exposure	0	0
Cash due from banks, resell agreements and short-term investments | Switzerland
Concentration Risk [Line Items]
Total gross exposure	4,510	8,015
Cash due from banks, resell agreements and short-term investments | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	1,516	1,607
Cash due from banks, resell agreements and short-term investments | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	1,291,655	1,742,676
Cash due from banks, resell agreements and short-term investments | United States
Concentration Risk [Line Items]
Total gross exposure	1,428,090	898,262
Cash due from banks, resell agreements and short-term investments | Other
Concentration Risk [Line Items]
Total gross exposure	3,088	4,277
Loans
Concentration Risk [Line Items]
Total gross exposure	5,194,908	5,166,210
Loans | Australia
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Bermuda
Concentration Risk [Line Items]
Total gross exposure	2,225,401	2,253,969
Loans | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Cayman
Concentration Risk [Line Items]
Total gross exposure	948,290	931,434
Loans | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Guernsey
Concentration Risk [Line Items]
Total gross exposure	779,915	856,453
Loans | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Jersey
Concentration Risk [Line Items]
Total gross exposure	26,773	7,219
Loans | Netherlands
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | New Zealand
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Saint Lucia
Concentration Risk [Line Items]
Total gross exposure	0	29,400
Loans | Switzerland
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	12,024	12,859
Loans | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	1,202,505	1,074,876
Loans | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Other
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet
Concentration Risk [Line Items]
Total gross exposure	1,109,099	788,181
Off-balance sheet | Australia
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Bermuda
Concentration Risk [Line Items]
Total gross exposure	323,097	347,802
Off-balance sheet | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Cayman
Concentration Risk [Line Items]
Total gross exposure	396,654	208,404
Off-balance sheet | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Guernsey
Concentration Risk [Line Items]
Total gross exposure	213,461	123,376
Off-balance sheet | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Jersey
Concentration Risk [Line Items]
Total gross exposure	35,224	0
Off-balance sheet | Netherlands
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | New Zealand
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Saint Lucia
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Switzerland
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	140,663	108,599
Off-balance sheet | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Other
Concentration Risk [Line Items]
Total gross exposure	$ 0	$ 0